Risk management and financial instruments - Schedule of main assumptions used in the measurement of the fair value of acquisitions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk management and financial instruments
Valuation technique	Market Comparison: The valuation model considered the acquisition price of companies of the similar size, sector.
Significant unobservable inputs	-Acquisitions multiples ranges depending on the gross profit business plan achievement
Inter-relationship between signigicant unobservable and fair value measurement	The estimated fair value would increase (descrease) if: -The gross profit was higher (lower) in the period of the earn-out calculation.
Level 3
Risk management and financial instruments
Total financial liabilities	R$ 66,202	R$ 236,289
Liabilities from acquisition | Level 3
Risk management and financial instruments
Total financial liabilities	R$ 66,202	R$ 236,289